Other Financial Liabilities - Summary of secured and unsecured bonds by currency and maturity (Details) - Secured And Unsecured Bonds [Member] - Undiscounted Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	$ 687,543	$ 708,613
Non-Current Bonds, Maturities	$ 3,407,976	$ 3,929,160
Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.30%	5.30%
Current Bonds, Maturities	$ 3,412	$ 24,991
Non-Current Bonds, Maturities		$ 721,657
Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.75%	5.75%
Current Bonds, Maturities	$ 25,059	$ 7,654
Non-Current Bonds, Maturities	$ 696,927	$ 3,807
Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.34%	6.34%
Current Bonds, Maturities	$ 632	$ 628
Non-Current Bonds, Maturities	$ 13,212	$ 13,821
Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.02%	6.24%
Current Bonds, Maturities	$ 46,571	$ 47,510
Non-Current Bonds, Maturities	$ 374,420	$ 426,472
Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.24%	5.74%
Current Bonds, Maturities	$ 285,778	$ 374,227
Non-Current Bonds, Maturities	$ 964,062	$ 1,411,311
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.57%	5.94%
Current Bonds, Maturities	$ 326,091	$ 253,603
Non-Current Bonds, Maturities	1,359,355	1,352,092
One to three months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	158,785	265,404
One to three months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	51	6,248
One to three months [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	6,265	172
One to three months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	158	157
One to three months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	4,666	5,292
One to three months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	85,917	236,187
One to three months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	61,728	17,348
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	528,758	443,209
Three to twelve months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	3,361	18,743
Three to twelve months [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	18,794	7,482
Three to twelve months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	474	471
Three to twelve months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	41,905	42,218
Three to twelve months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	199,861	138,040
Three to twelve months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	264,363	236,255
One to two years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	627,368	680,112
One to two years [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		24,991
One to two years [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059	3,807
One to two years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	628
One to two years [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	55,837	50,087
One to two years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	239,807	321,820
One to two years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	306,033	278,779
Two to three years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	563,936	749,924
Two to three years [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		24,991
Two to three years [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059
Two to three years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	628
Two to three years [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	52,073	60,314
Two to three years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	211,135	270,759
Two to three years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	275,037	393,232
Three to four years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	462,640	633,075
Three to four years [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		24,991
Three to four years [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059
Three to four years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	628
Three to four years [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	46,951	56,162
Three to four years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	217,630	238,759
Three to four years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	172,368	312,535
Four to five years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	901,439	429,427
Four to five years [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		24,991
Four to five years [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	621,750
Four to five years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	628
Four to five years [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	34,166	50,510
Four to five years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	16,894	247,208
Four to five years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	227,997	106,090
Subsequent [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	852,593	1,436,622
Subsequent [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		621,693
Subsequent [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	10,684	11,309
Subsequent [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	185,393	209,399
Subsequent [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	278,596	332,765
Subsequent [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	$ 377,920	$ 261,456